FINANCIAL INSTRUMENTS - Significant customer (Details) - Foreign exchange risk ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)
FINANCIAL RISK MANAGEMENT
Foreign currency liabilities offset by time deposits and receivables (as a percent)	25.00%
United States Dollar
FINANCIAL RISK MANAGEMENT
Net exposure | $	$ 1,153		$ 391
Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥		¥ (2,313)		¥ (3,043)
Minimum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	3 months
Maximum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	12 months
Financial asset | United States Dollar
FINANCIAL RISK MANAGEMENT
Net exposure | $	$ 1,364		681
Financial asset | Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥		1		61
Financial liability | United States Dollar
FINANCIAL RISK MANAGEMENT
Net exposure | $	$ (211)		$ (290)
Financial liability | Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥		¥ (2,314)		¥ (3,104)